Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Share-based compensation	$ 0	$ 0	$ 713
Directors
Related Party Transactions
Share-based compensation			323
Other key management personnel
Related Party Transactions
Share-based compensation			$ 390